UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22067

Nicholas-Applegate Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: August 31, 2009

Date of reporting period: February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Global Equity & Convertible Income Fund

Semi - Annual Report
February 28, 2009

Nicholas-Applegate Global Equity & Convertible Income Fund Letter to Shareholders

April 15, 2009

Dear Shareholder:

Please find enclosed the semiannual report for the Nicholas-Applegate Global Equity & Convertible Fund (“the Fund”) for the fiscal six months ended February 28, 2009.

Corporate securities, including convertible bonds and global stocks, fell sharply during the six-month period as tight credit conditions and global economic slowing prompted investors to favor the relative safety of government bonds. In this environment, the Morgan Stanley Capital International All Country World Net Index declined 43.96% in U.S. dollar terms during the six-month reporting period. The Merrill Lynch All-Convertible Index declined 32.21%, the S&P 500 Index declined 41.82% and the Barclays Global U.S. Treasury Bond Index advanced 5.67% for the six-month period ended February 28, 2009.

Please refer to the following pages for more information on the Fund. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Nicholas-Applegate Capital Management LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 1

Nicholas-Applegate Global Equity & Convertible Income Fund Fund Insights
February 28, 2009 (unaudited)

•	For the fiscal six-month period ended February 28, 2009, Nicholas-Applegate Global Equity & Convertible Income Fund declined 38.02% on net asset value and 46.81% on market price.

Domestic Equity and Convertibles

•	The simple conclusion regarding the past six month period ended February 28, 2009 was that the equity, convertible and debt markets experienced one of the most rapid sell-offs of all time.

•

The beginning of the decline may be traced to mortgage delinquencies and falling housing prices. The housing downturn led to rapid quality and price declines in collateralized mortgage obligations (“CMOs”). Price declines in the CMO market led to price declines in all collateralized debt and loan obligations (CDOs, CLOs) which, in turn, cut off demand for loans.

•

Historically, convertibles have offered downside protection in comparison to equities. During the fiscal six-month period, however, the convertible universe performed roughly in line with the S&P 500 and NASDAQ. While the larger financial sector weighted in the Merrill Lynch All Convertible Index partially explained the convertible performance, rapidly widening corporate bond spreads explained the balance.

•

All industries both for equities and convertibles posted negative returns during the six month period. Consumer discretionary underperformance was the most severe of any industry. Materials, industrials and energy industries also underperformed as economic data worsened. The best-performing industries were consumer staples and healthcare. These industries performed well due to favorable operating performance as well as the flight to quality.

•

Concurrent with the collapsing markets, the VIX (ticker symbol for the Chicago Board Options Exchange Volatility Index) first peaked in October and then re-peaked in November at an incredulous level of 80.8. These never- before-seen volatility levels were double previous historic highs. In fact, the average volatility during the three months ended February 28, 2009 was 35.7, outpacing historic averages since initial recordings.

•

The rapid equity market correction and record spreads and yields experienced will be greatly analyzed. Ultimately, we believe, investors lost confidence in the equity and debt markets, and those sellers brought more sellers through forced liquidations (from leverage triggers or withdrawals) or through sheer panic.

•

Have we seen the bottom? The answer is more difficult when looking at equities, but relatively easy when looking at corporate defaults. The high-yield market reached nearly double prior-cycle trough spreads without a significant increase in defaults. In this case, we believe the credit markets are oversold. Should there be a credit rally we expect convertibles issues to participate.

•

The duration of the economic downturn is still not clear. Corporate earnings have been poor and economic statistics are weak and are not likely to rebound in the short-term. The Obama administration is being closely watched. How many more Troubled Asset Relief Program (“TARP”) and other bailout programs will combine with economic stimulus plans to attempt to foster growth? From an investor’s standpoint, we believe it will be just as prudent to focus on credit metrics as well as on corporate profits.

•

Performance has been volatile as investors balance the uncertain outlook for the economy, corporate profits, and equity valuations versus prior cycles. The delevering of the market has continued into 2009, and it is unclear when the process will end. The tug of war between the deteriorating global economy and the massive and expanding global policy response package continued as the fiscal six-month period ended.

2 Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Fund Insights
February 28, 2009 (unaudited)

International

•

International markets declined sharply during the six-month period ended February 28, 2009, with stocks in all sectors significantly decreasing; not surprisingly, financials stocks suffered the most, followed closely by materials.

•	The global financial turmoil caused investors to seek a safe haven in the U.S. dollar, driving the currency higher; gains for the greenback equate to losses for U.S.-based investors in foreign stocks.

•	In consumer discretionary holdings, auto companies DaimlerChrysler, Peugeot and Porsche lagged due to concerns regarding declining consumer demand.

•

Within the Fund’s industrial holdings, Cookson Group was the most significant detractor from performance – this firm works with metals to produce industrial equipment, and was weak due to broad economic concerns.

•	An underweighting in financials stocks contributed positively to relative results, as did the avoidance of many benchmark positions which experienced significant declines.

•

An overweighting in telecom services also contributed positively to performance, and the Fund’s position in France Telecom added value on a relative basis – this stock benefited from growth in the French mobile phone market, as well as the firm’s decision to abandon efforts of acquiring Swedish telecom firm TeliaSonera.

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 3

Nicholas-Applegate Global Equity & Convertible Income Fund Performance & Statistics
February 28, 2009 (unaudited)

Total Return(1):	Market Price	Net Asset Value (“NAV”)

Six Months	(46.81)%	(38.02)%

1 year	(48.83)%	(40.78)%

Commencement of Operations (9/28/2007) to 2/28/09	(45.55)%	(35.56)%

Market Price/NAV Performance:

Commencement of Operations (9/28/2007) to 2/28/09
■ NAV
■ Market Price

Market Price/NAV:

Market Price	$8.93

NAV	$10.92

Discount to NAV	(18.22)%

Market Price Yield(2)	15.68%

Investment Allocation
(as a percentage of Common Stock)

(1) Past performance is no guarantee of future results. Returns are calculated by determining the percentage change in net asset value or market share price (as applicable) during the period specified. The calculation assumes that all the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

The Fund’s performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering, and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to shareholders less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the most recent (December 2008) annualized quarterly per share distribution to shareholders by the market price per share at February 28, 2009.

4 Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2009 (unaudited)

Shares		Value

COMMON STOCK—66.5%

	Australia—1.9%

	Airlines—0.2%

152,554	Qantas Airways Ltd.	$150,538

	Banking—0.5%

19,579	Commonwealth Bank of Australia	368,845

	Biotechnology—0.5%

17,462	CSL Ltd. (b)	403,455

	Engineering & Construction—0.2%

14,173	Leighton Holdings Ltd.	168,490

	Financial Services—0.1%

139,994	Challenger Financial Services Group Ltd.	102,816

	Metals & Mining—0.4%

13,924	BHP Billiton Ltd.	250,488

58,602	OneSteel Ltd.	62,266

		312,754

	Austria—0.1%

	Building Materials—0.0%

3,027	Wienerberger AG	24,421

	Metals & Mining—0.1%

2,316	Voestalpine AG	35,559

	Belgium—0.2%

	Chemicals—0.2%

5,374	Tessenderlo Chemie NV	157,897

	Bermuda—3.0%

	Apparel—0.1%

19,500	Espirit Holdings Ltd.	105,020

	Financial Services—1.0%

31,248	Lazard Ltd.	758,701

	Insurance—1.6%

42,000	Platinum Underwriters Holdings Ltd.	1,177,680

	Investment Companies—0.3%

59,000	Cheung Kong Infrastructure Holdings Ltd.	223,116

	Transportation—0.0%

10,500	Orient Overseas International Ltd.	23,900

	Canada—0.5%

	Computers—0.5%

9,100	Research in Motion Ltd. (a)	363,454

	Cayman Islands—0.2%

	Chemicals—0.1%

30,500	Kingboard Chemical Holdings Ltd.	49,368

	Forest Products & Paper—0.0%

28,000	Lee & Man Paper Manufacturing Ltd.	13,181

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report  5

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2009 (unaudited)

Shares		Value

	Insurance—0.1%

19,230	XL Capital, Ltd. Cl A	$63,651

	Semiconductors—0.0%

16,500	ASM Pacific Technology Ltd.	46,738

	Denmark—0.1%

	Building/Construction—0.1%

2,000	FLSmidth & Co. AS	46,787

	Finland—0.2%

	Food—0.1%

4,984	Kesko Oyj	106,541

	Telecommunications—0.1%

7,353	Nokia Oyj	69,025

	France—2.9%

	Airlines—0.0%

4,355	Air France-KLM	39,641

	Automotive—0.2%

9,874	Peugeot S.A.	168,325

1,838	Renault S.A.	26,440

		194,765

	Banking—0.4%

4,922	BNP Paribas	159,689

12,598	Credit Agricole S.A.	122,221

		281,910

	Home Furnishings—0.1%

2,043	SEB S.A.	47,701

	Machinery-Diversified—0.3%

4,912	Alstom S.A.	230,908

	Oil & Gas—0.5%

8,490	Total S.A.	399,597

	Telecommunications—1.4%

47,233	France Telecom S.A. (b)	1,057,465

	Germany—1.9%

	Airlines—0.3%

23,665	Deutsche Lufthansa AG	257,666

	Automotive—0.7%

17,212	Daimler AG (b)	387,597

3,950	Porsche Automobile Holding SE	161,510

		549,107

	Chemicals—0.5%

7,688	K+S AG	342,168

	Electric—0.1%

568	RWE AG	35,742

	Metals & Mining—0.1%

1,548	Salzgitter AG	95,395

6  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2009 (unaudited)

Shares		Value

	Miscellaneous Manufacturing—0.2%

2,992	Siemans AG	$150,409

	Greece—0.1%

	Banking—0.1%

4,039	National Bank of Greece S.A.	49,464

	Hong Kong—1.2%

	Airlines—0.3%

197,000	Cathay Pacific Airways Ltd.	204,300

	Electric—0.1%

38,000	China Resources Power Holdings Co., Ltd.	70,318

	Financial Services—0.1%

8,000	Hong Kong Exchanges & Clearing Ltd.	63,274

	Holding Companies Diversified—0.4%

56,000	Swire Pacific Ltd.	344,002

	Real Estate—0.3%

41,000	Hang Lung Group Ltd.	109,080

118,000	New World Development Ltd.	105,325

		214,405

	Ireland—0.0%

	Banking—0.0%

20,740	Anglo Irish Bank Corp. PLC (f)	263

	Financial Services—0.0%

9,738	Irish Life & Permanent PLC	9,250

	Italy—0.8%

	Aerospace/Defense—0.1%

4,513	Finmeccania SpA	57,615

	Energy—0.3%

54,358	Enel SpA	270,661

	Home Furnishings—0.1%

14,735	Indesit Co. SpA	42,382

	Utilities—0.3%

13,395	ENI SpA	267,844

	Japan—5.6%

	Agriculture—0.0%

16	Japan Tobacco, Inc.	38,066

	Automotive—0.1%

5,800	Tokai Rika Co., Ltd.	45,992

	Banking—0.3%

169,000	Hokuhoku Financial Group, Inc.	261,420

	Electrical Components & Equipment—0.0%

13,000	Toshiba Corp.	31,417

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report  7

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2009 (unaudited)

Shares		Value

	Electronics—0.3%

5,500	Mitsumi Electric Co., Ltd.	$67,596

23,000	Nippon Chemi-Con Corp.	36,581

14,000	Star Micronics Co., Ltd.	117,254

		221,431

	Entertainment—0.5%

7,900	Sankyo Co., Ltd.	353,642

	Financial Services—0.3%

490	ORIX Corp.	9,928

13,600	Promise Co., Ltd.	181,189

		191,117

	Home Furnishings—0.3%

13,300	Sony Corp.	222,147

	Machinery-Diversified—0.1%

4,700	Shima Seiki Manufacturing Ltd.	84,616

	Manufacturing—0.4%

3,500	FUJIFILM Holdings Corp.	64,908

5,000	Glory Ltd.	81,217

5,000	Nikon Corp.	46,754

7,000	Olympus Corp.	92,108

		284,987

	Metals & Mining—0.3%

4,300	JFE Holdings, Inc.	92,805

43,000	Nippon Steel Corp.	112,589

25,000	Sumitomo Metal Industries Ltd.	46,712

		252,106

	Pharmaceuticals—0.2%

6,000	Chugai Pharmaceutical Co., Ltd.	101,732

3,300	Daiichi Sankyo Co., Ltd.	52,882

		154,614

	Real Estate—0.1%

2,000	Daito Trust Construction Co., Ltd.	62,822

	Retail—0.0%

3,000	Aoyama Trading Co., Ltd.	36,547

	Telecommunications—0.5%

50	KDDI Corp.	261,265

2,100	Nippon Telegraph & Telephone Corp.	89,565

		350,830

	Toys/Games/Hobbies—0.1%

300	Nintendo Co., Ltd.	85,431

	Transportation—0.8%

1,700	East Japan Railway Co.	101,549

71,000	Mitsui OSK Lines Ltd.	358,957

32,000	Nippon Yusen KK	131,668

		592,174

8  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments February 28, 2009 (unaudited)

Shares		Value

	Wholesale—1.3%

54,000	ITOCHU Corp.	$241,513

70,000	Marubeni Corp.	216,762

26,000	Mitsui & Co., Ltd.	238,886

36,900	Sumitomo Corp.	307,307

		1,004,468

	Luxembourg—0.1%

	Metals & Mining—0.1%

3,088	ArcelorMittal	59,294

	Netherlands—0.1%

	Insurance—0.1%

14,541	ING Groep NV	65,849

	New Zealand—0.1%

	Building Materials—0.1%

27,259	Fletcher Building Ltd.	70,679

	Norway—0.4%

	Chemicals—0.3%

10,500	Yara International ASA (a)	221,491

	Oil & Gas—0.1%

3,400	TGS Nopec Geophysical Co. ASA (a)	22,069

8,000	Seadrill Ltd.	60,605

		82,674

	Singapore—0.7%

	Airlines—0.4%

40,000	Singapore Airlines Ltd.	260,910

	Banking—0.1%

36,000	Oversea-Chinese Banking Corp.	102,958

	Electronics—0.1%

26,000	Venture Corp., Ltd.	81,806

	Real Estate—0.0%

71,000	Wing Tai Holdings Ltd.	33,210

	Wholesale—0.1%

17,000	Jardine Cycle & Carriage Ltd.	95,832

	Spain—1.6%

	Building/Construction—0.5%

9,221	ACS Actividades de Construccion y Servicios S.A.	364,812

2,822	Sacyr Vallehermoso S.A.	19,596

		384,408

	Telecommunications—1.1%

45,274	Telefonica S.A.	834,740

	Sweden—1.3%

	Banking—0.1%

19,000	Nordea Bank AB	94,847

4,200	Swedbank AB	10,874

		105,721

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 9

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments February 28, 2009 (unaudited)

Shares		Value

	Hand/Machine Tools—0.1%

20,200	Sandvik AB	$107,923

	Home Furnishings—0.1%

5,400	Electrolux AB	36,785

	Machinery-Diversified—0.1%

14,200	Volvo AB	59,456

	Manufacturing—0.1%

16,000	Trelleborg AB	47,217

	Retail—0.6%

13,200	Hennes & Mauritz AB	490,242

	Telecommunications—0.2%

15,995	LM Ericson—Class B	129,713

	Switzerland—1.2%

	Financial Service—0.1%

2,773	Credit Suisse Group AG	67,764

	Insurance—0.6%

3,450	Zurich Financial Services AG (b)	490,614

	Pharmaceuticals—0.4%

5,878	Actelion Ltd. (a)	279,137

	Retail—0.1%

656	Swatch Group AG	73,274

	United Kingdom—6.2%

	Aerospace/Defense—0.1%

11,929	BAE Systems PLC	62,704

	Agriculture—0.5%

14,650	British American Tobacco PLC (a) (b)	372,826

	Banking—0.2%

19,664	Barclays PLC	25,684

17,896	Lloyds TSB Group PLC	14,627

51,937	Royal Bank of Scotland Group PLC (a)	16,841

9,470	Standard Chartered PLC	88,858

		146,010

	Commercial Services—0.2%

13,579	Aggreko PLC	68,626

14,108	Michael Page International PLC	43,048

		111,674

	Food—0.4%

92,742	WM Morrison Supermarkets PLC (b)	339,174

	Home Furnishings—0.0%

72,326	GALIFORM PLC	15,090

	Insurance—0.3%

253,484	Old Mutual PLC	148,311

45,432	Standard Life PLC	112,083

		260,394

10 Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments February 28, 2009 (unaudited)

Shares		Value

	Manufacturing—0.1%

17,900	Charter PLC	$106,903

49,614	Cookson Group PLC	9,135

		116,038

	Media—0.1%

12,965	WPP PLC	66,970

	Metals & Mining—1.1%

6,416	Anglo American PLC	90,107

36,554	BHP Billiton PLC (b)	567,203

5,372	Rio Tinto PLC	136,533

4,527	Xstrata PLC	44,404

		838,247

	Miscellaneous Manufacturer—0.1%

4,730	Smiths Group PLC	55,669

	Oil & Gas—2.0%

16,993	BG Group PLC	241,844

	Royal Dutch Shell PLC,

16,201	Class A	354,130

45,399	Class B (b)	948,803

		1,544,777

	Retail—0.6%

16,621	Game Group PLC	34,404

26,858	Marks & Spencer Group PLC	98,888

21,928	Next PLC	362,043

		495,335

	Telecommunications—0.4%

165,068	Vodafone Group PLC	291,203

	Venture Capital—0.1%

17,856	3i Group PLC	50,591

	United States—36.1%

	Aerospace/Defense—1.8%

10,300	L-3 Communications Holdings, Inc.	696,795

16,850	United Technologies Corp.	687,986

		1,384,781

	Agriculture—0.7%

20,500	Archer-Daniels-Midland Co.	546,530

	Automotive—0.5%

31,200	Johnson Controls, Inc.	355,056

	Beverages—2.3%

20,100	Coca-Cola Co.	821,085

15,600	Molson Coors Brewing Co.—Class B	549,588

7,600	PepsiCo., Inc.	365,864

		1,736,537

	Coal—0.2%

5,900	Peabody Energy Corp.	139,653

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 11

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments February 28, 2009 (unaudited)

Shares		Value

	Commercial Services—1.2%

21,900	McKesson Corp.	$898,338

	Computers—1.6%

51,700	EMC Corp. (a)	542,850

7,500	International Business Machines Corp.	690,225

		1,233,075

	Cosmetics/Personal Care—1.0%

16,500	Procter & Gamble Co.	794,805

	Electric—1.5%

12,500	Constellation Energy Group, Inc.	247,000

13,855	Entergy Corp.	933,688

		1,180,688

	Electric Equipment & Instruments—0.8%

9,700	Diamond Offshore Drilling, Inc.	607,608

	Electronics—0.5%

14,000	Amphenol Corp.	355,880

	Healthcare-Products—1.5%

15,600	Baxter International, Inc.	794,196

3,680	Intuitive Surgical, Inc. (a)	334,733

		1,128,929

	Insurance—1.4%

23,000	Cigna Corp.	362,480

46,000	Genworth Financial, Inc.—Class A	55,660

23,520	Metlife, Inc.	434,179

12,700	Prudential Financial, Inc.	208,407

		1,060,726

	Internet—2.2%

14,930	Amazon.com, Inc. (a)	967,315

2,000	Google, Inc.—Class A (a)	675,980

		1,643,295

	Machinery Construction & Mining—0.2%

6,400	Joy Global, Inc.	111,744

	Machinery-Diversified—0.9%

18,700	AGCO Corp. (a)	320,518

14,200	Deere & Co.	390,358

		710,876

	Manufacturing—0.5%

29,800	General Electric Co.	253,598

20,200	Textron, Inc.	114,130

		367,728

	Media—0.4%

29,919	DISH Network Corp. (a)	336,589

	Metals & Mining—0.4%

9,750	Freeport-McMoRan Copper & Gold, Inc.	296,595

12 Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments February 28, 2009 (unaudited)

Shares		Value

	Oil & Gas—1.8%

11,600	National Oilwell Varco, Inc. (a)	$310,068

5,500	Occidental Petroleum Corp.	285,285

11,800	Schlumberger Ltd.	449,108

18,800	Valero Energy Corp.	364,344

		1,408,805

	Pharmaceuticals—5.3%

16,000	Abbott Laboratories	757,440

22,800	Gilead Sciences, Inc. (a)	1,021,440

43,300	Bristol-Myers Squibb Co.	797,153

23,600	Medco Health Solutions, Inc. (a)	957,688

21,200	Merck & Co., Inc.	513,040

		4,046,761

	Retail—1.7%

15,000	McDonalds Corp.	783,750

19,500	Target Corp.	552,045

		1,335,795

	Semi-Conductors & Semi-Conductor Equipment—1.4%

48,000	Intel Corp.	611,520

33,900	Texas Instruments, Inc.	486,465

		1,097,985

	Software—1.9%

35,700	Microsoft Corp.	576,555

55,200	Oracle Corp. (a)	857,808

		1,434,363

	Telecommunications—4.4%

44,800	Cisco Systems, Inc. (a)	652,736

5,984	EchoStar Corp. (a)	98,018

21,200	Harris Corp.	790,336

34,200	Juniper Networks, Inc. (a)	485,982

17,000	Qualcomm, Inc.	568,310

28,200	Verizon Communications, Inc.	804,546

		3,399,928

	Total Common Stock (cost—$121,829,739)	50,883,485

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report 13

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

CONVERTIBLE PREFERRED STOCK—17.2%

	Agriculture—0.9%

$10	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	$660,000

	Automotive—0.2%

60	General Motors Corp., 6.25%, 7/15/33, Ser. C	C/C	148,200

	Banking—1.1%

	Wachovia Corp.,

35	13.15%, 3/30/09, Ser. GE (General Electric Co.) (c)	Aa3/AA-	280,879

27	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (c)	Aa3/AA-	578,053

			858,932

	Commercial Services—0.5%

29	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	382,438

	Diversified Financial Services—7.2%

	Bank of America Corp.,

1	7.25%, 12/31/49 Ser. L	Baa1/BBB	315,000

19	10.00%, Ser. JNJ (Johnson & Johnson) (c)	A1/AA	943,217

10	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	Ca/C	162,225

	Credit Suisse Group,

48	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (c)	Aa1/AA-	928,651

20	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (c)	Aa1/AA-	899,968

	Eksportfinans AS,

28	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (c)	Aaa/AA+	961,704

8	10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (c)	Aa1/AA+	1,046,042

	Lehman Brothers Holdings, Inc.,

42	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (c) (f) (g)	NR/D	135,833

9	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (c) (f) (g)	NR/D	126,771

			5,519,411

	Electric—2.2%

30	AES Trust III, 6.75%, 10/15/29	B3/B-	960,000

4	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	726,038

			1,686,038

	Hand/Machine Tools—0.9%

1	Stanley Works, 5.125%, 5/17/12, VRN	A2/A	660,100

	Investment Companies—1.1%

29	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO

	(Companhia Vale do Rio Doce) (c)	NR/NR	829,438

	Oil & Gas—0.4%

7	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	345,050

	Pharmaceuticals—1.1%

5	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	807,500

	Real Estate (REIT)—0.3%

60	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B3/CCC	253,200

	Telecommunications—1.3%

23	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	1,006,688

	Total Convertible Preferred Stock (cost—$28,520,959)		13,156,995

14  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value

CONVERTIBLE BONDS & NOTES—11.9%

	Advertising—0.4%

$475	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba3/B+	$327,156

	Automotive—0.4%

1,200	Ford Motor Co., 4.25%, 12/15/36	Ca/CCC-	274,500

	Commercial Services—0.8%

650	Bowne & Co., Inc., 5.00%, 10/1/33	B3/CCC+	612,625

	Computers—1.7%

1,400	Maxtor Corp., 6.80%, 4/30/10	Ba2/NR	1,314,250

	Electric—1.4%

425	PG&E Corp., 9.50%, 6/30/10	NR/NR	1,093,844

	Electrical Composition & Equipment—0.4%

785	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	325,775

	Entertainment—0.8%

640	Regal Entertainment Group, 6.25%, 3/15/11 (d) (e)	NR/NR	584,000

	Oil & Gas—1.8%

675	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	584,719

1,010	Transocean, Inc., 1.50%, 12/15/37	Baa2/BBB+	814,313

			1,399,032

	Pharmaceuticals—0.5%

400	Mylan, Inc., 1.25%, 3/15/12	NR/B+	338,500

	Real Estate (REIT)—1.7%

500	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB-	220,000

380	Healthcare Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	335,825

960	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	769,200

			1,325,025

	Telecommunications—2.0%

900	Nextel Communications, Inc., 5.25%, 1/15/10	Ba2/BB	850,500

800	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	536,000

810	Nortel Networks Corp., 2.125%, 4/15/14	WR/D	99,225

			1,485,725

	Total Convertible Bonds & Notes (cost—$11,864,014)		9,080,432

CORPORATE BONDS & NOTES—0.2%

	Financial Services—0.2%

	GMAC LLC,

260	7.50%, 12/31/13 (d) (e)	NR/CCC	109,463

312	8.00%, 12/31/18 (d) (e)	NR/CC	74,827

	Total Corporate Bonds & Notes (cost—$886,562)		184,290

RIGHTS—0.0%

Shares

595	Cookson Group PLC, expires 3/4/09 (cost—$630,252)		23,761

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report  15

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2009 (unaudited)

Principal Amount (000)		Value

SHORT-TERM INVESTMENT—3.5%

	Time Deposit—3.5%

$2,652	Citibank—London, 0.08%, 3/2/09

	(cost—$2,651,886)	$2,651,886

	Total Investments, before call options written

	(cost—$166,383,412)—99.3%	75,980,849

CALL OPTIONS WRITTEN (a)—(0.3)%

Contracts

256	DAX Index, OTC, strike price €4,411.62, expires 3/20/09	(4,356)

2,010	Dow Jones € Stoxx 50 Price Index, OTC, strike price €2,214.34, expires 3/20/09	(33,784)

728	FTSE 100 Index, OTC, strike price GBP 4,194.79, expires 3/20/09	(27,795)

46,875	NIKKEI 225 Index, OTC, strike price ¥ 8,358, expires 3/13/09	(12,373)

14,636	OMX Stockholm 30 Index, OTC, strike price SEK 696.84, expires 3/20/09	(12,383)

600	S&P 200 Index, OTC, strike price AUD 3,625, expires 3/19/09	(5,418)

30,985	S&P 500 Index, OTC, strike price $835, expires 3/20/09	(109,805)

6,400	Seadrill, OTC, strike price NOK 70, expires 3/20/09	(163)

190	Swiss Market Index, OTC, strike price CHF 5,112.45, expires 3/20/09	(3,333)

10,375	WP PLC, OTC, strike price GBP 4.30, expires 3/20/09	(308)

	Total Call Options Written (premiums received—$450,776)	(209,718)

	Total Investments, net of call options written

	(cost—$165,932,636) (h)—99.0%	75,771,131

	Other assets less other liabilities—1.0%	737,952

	Net Assets—100.0%	$76,509,083

16  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2009 (unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing.

(b)	All or partial amount segregated as collateral for call options written.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(d)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $768,290, representing 1.0% of net assets.

(f)	Fair-valued - Securities with an aggregate value of $262,867, representing 0.3% of net assets.

(g)	Issuer in default.

(h)

Securities with an aggregate value of $20,930,692, representing 27.4% of net assets, have been valued utilizing modeling tools provided by a third party vendor as described in Note 1(a) in the Notes to Financial Statements.

Glossary:
€ — Euros
¥ — Japanese Yen
AUD — Australian Dollar
CHF — Swiss Franc
GBP — Great British Pound
NOK — Norwegian Kroner
NR — Not Rated
REIT — Real Estate Investment Trust
SEK — Swedish Krona
VRN — Variable Rate Note. Instruments whose interest rate change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2009.

Nicholas-Applegate Global Equity & Convertible Income Fund
See accompanying Notes to Financial Statements | 2.28.09 | Semi-Annual Report  17

Nicholas-Applegate Global Equity & Convertible Income Fund Statement of Assets and Liabilities
February 28, 2009 (unaudited)

Assets:

Investments, at value (cost—$166,383,412)	$75,980,849

Foreign currency (cost—$658,382)	643,893

Dividends and interest receivable	448,159

Prepaid expenses	2,141

Total Assets	77,075,042

Liabilities:

Call options written, at value (premiums received—$450,776)	209,718

Payable for investments purchased	188,314

Investment management fees payable	65,073

Accrued expenses	102,854

Total Liabilities	565,959

Net Assets	$76,509,083

Composition of Net Assets

Common Stock:

Par value ($0.00001 per share applicable to 7,004,189 shares issued and outstanding)	$70

Paid-in-capital in excess of par	166,874,942

Dividends in excess of net investment income	(702,790)

Accumulated net realized gain	518,156

Net unrealized depreciation of investments, call options written and foreign currency transactions	(90,181,295)

Net Assets	$76,509,083

Net Asset Value Per Share	$10.92

Nicholas-Applegate Global Equity & Convertible Income Fund
18	Semi-Annual Report | 2.28.09 | See accompanying Notes to Financial Statements

Nicholas-Applegate Global Equity & Convertible Income Fund Statement of Operations
Six months ended February 28, 2009 (unaudited)

Investment Income:

Dividends (net of foreign withholding taxes of $36,035)	$2,116,978

Interest	385,811

Other income	36,559

Total Investment Income	2,539,348

Expenses:

Investment management fees	454,570

Shareholder communications	58,835

Custodian and accounting agent fees	46,140

Audit and tax services	32,162

Legal fees	17,953

Transfer agent fees	14,044

New York Stock Exchange listing fees	10,847

Trustees’ fees and expenses	10,124

Miscellaneous	5,558

Total expenses	650,233

Net Investment Income	1,889,115

Realized and Change in Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments	(2,251,563)

Call options written	3,722,665

Foreign currency transactions	(69,760)

Net change in unrealized appreciation/depreciation of:

Investments	(52,021,219)

Call options written	223,881

Foreign currency transactions	13,046

Net realized and change in unrealized loss on investments, call options written and foreign currency transactions	(50,382,950)

Net Decrease in Net Assets Resulting from Investment Operations	$ (48,493,835)

Nicholas-Applegate Global Equity & Convertible Income Fund
See accompanying Notes to Financial Statements | 2.28.09 | Semi-Annual Report	19

Nicholas-Applegate Global Equity & Convertible Income Fund Statements of Changes in Net Assets

	Six Months ended February 28, 2009 (unaudited)	For the period September 28, 2007* through August 31, 2008

Investment Operations:

Net investment income	$1,889,115	$4,578,682

Net realized gain on investments, call options written and foreign currency transactions	1,401,342	12,342,425

Net change in unrealized appreciation/depreciation of investments, call options written and foreign currency transactions	(51,784,292)	(38,397,003)

Net decrease in net assets resulting from investment operations	(48,493,835)	(21,475,896)

Dividends and Distributions to Shareholders from:

Net investment income	(3,110,774)	(4,196,468)

Net realized gains	(3,826,875)	(9,262,081)

Total dividends and distributions to shareholders	(6,937,649)	(13,458,549)

Capital Share Transactions:

Net proceeds from the sale of common stock	—	167,125,000

Offering costs charged to paid-in capital in excess of par	—	(350,000)

Net increase from capital share transactions	—	166,775,000

Total increase (decrease) in net assets	(55,431,484)	131,840,555

Net Assets:

Beginning of period	131,940,567	100,012

End of period (including undistributed (dividends in excess of) net investment income of $(702,790) and 518,869, respectively)	$76,509,083	$131,940,567

Shares issued	—	7,000,000

* Commencement of operations.

Nicholas-Applegate Global Equity & Convertible Income Fund
20	Semi-Annual Report | 2.28.09 | See accompanying Notes to Financial Statements

Nicholas-Applegate Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2009 (unaudited)

1. Organization and Significant Accounting Policies

Nicholas-Applegate Global Equity & Convertible Income Fund, (the “Fund”), was organized as a Massachusetts business trust on May 3, 2007. Prior to commencing operations on September 28, 2007, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940 and the rules and regulations there under, as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate purchase price of $100,012 to Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value per share of common stock authorized.

The Fund issued 7,000,000 shares of common stock in its initial public offering. These shares were all issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $350,000 (representing $0.05 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par.

The Fund’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its investment objective by investing in a diversified, global portfolio of equity securities and income-producing convertible securities. The Fund also employs a strategy of writing (selling) call options on stocks held as well as on equity indexes in an attempt to generate gains from option premiums.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund’s management has determined that its evaluation of the Interpretation has resulted in no material impact to the Fund’s financial statements at February 28, 2009. The Fund’s federal tax returns since inception (September 28, 2007) remains subject to examination by the Internal Revenue Service. The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines approved by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report  21

Nicholas-Applegate Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements of the Fund. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

(b) Fair Value Measurements

Effective September 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access.

•

Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges.

•	Level 3—valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the six-months ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair valuation techniques on Level 3 investments: multi-dimensional relational pricing models.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at February 28, 2009 in valuing the Fund’s investments and other financial instruments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments

Level 1—Quoted Prices	$37,363,095	$—
Level 2—Other Significant Observable Inputs	38,354,887	(209,718)
Level 3—Significant Unobservable Inputs	262,867	—

Total	$75,980,849	$(209,718)

22  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at February 28, 2009, were as follows:

Investments in Securities

Beginning balance, August 31, 2008	$—
Net purchases (sales) and settlements	—
Accrued discounts (premiums)	—
Total realized gain (loss)	—
Total change in unrealized gain (loss)	—
Transfers in and/or out of Level 3	262,867

Ending balance, February 28, 2009	$262,867

(c) Disclosures about Credit Derivatives
The Fund has adopted FASB Staff Position No. 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“FSP”), which requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for reporting periods ending after November 15, 2008. FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Fund management has determined that the FSP has no material impact to the Fund’s financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

(d) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Conversion premium is not amortized. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gain and/or return of capital upon receipt of information from the issuer. Payments received on synthetic convertible securities are generally included in dividend income.

(e) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(f) Dividends and Distributions
The Fund declares quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Fund records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(g) Option Transactions
The Fund employs a strategy of writing (selling) call options on equity and/or equity indexes in an attempt to generate gains from option premiums.

|2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report  23

Nicholas-Applegate Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option. These liabilities are reflected as call options written in the Statement of Assets and Liabilities. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index option in determining whether there has been a realized gain or loss.

The Fund, as a writer of call options, may have no control over whether the underlying securities or index options may be sold (called). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written call option.

The Fund may also purchase put options on equity and/or equity indexes. The risk associated with purchasing a put option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty be unable or unwilling to perform under the contract. Purchased put options are accounted for in the same manner as portfolio securities. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

(h) Foreign Currency Translations
The Fund’s accounting records are maintained in U.S dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate of the respective currency at the spot rate at 11 am Eastern Time against the US dollar, as provided by an approved pricing service; and (2) purchase and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized gain (loss) on investments.

However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(i) Concentration of Risk
It is the Fund’s policy to invest a portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the convertible securities held by the Fund include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The Fund is also exposed to the risk that the issuers or counterparties to the agreements may be unable to deliver the stated underlying securities or agreed proceeds upon maturity.

During the six-months ended February 28, 2009, the Fund held synthetic convertible securities with Lehman Brothers Holdings, Inc. as the counterparty. On September 15, 2008, Lehman Brothers Holdings, Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. The value of the relevant securities have been written down to their estimated recoverable values.

24  Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.09 |

Nicholas-Applegate Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2009 (unaudited)

2. Investment Manager/Sub-Adviser
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to borrowings) minus accrued liabilities (other than liabilities representing borrowings). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all of the Fund’s investment decisions. For its services, pursuant to a Sub-Advisory agreement, the Investment Manager and not the Fund, pays the Sub-Adviser a monthly fee.

3. Investment in Securities
For the six months ended February 28, 2009, purchases and sales of investments, other than short-term securities were $7,641,250 and $9,246,398, respectively.

Transactions in call options written for the six months ended February 28, 2009 were:

	Contracts	Premiums

Options outstanding, August 31, 2008	89,753	$786,666
Options written	532,017	3,416,232
Options terminated in closing purchase transactions	(124,863)	(1,085,804)
Options expired	(383,852)	(2,666,318)

Options outstanding, February 28, 2009	113,055	$450,776

4. Income Tax Information
The cost basis of portfolio securities of $166,383,412 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $1,819,495; aggregated gross unrealized depreciation for securities in which there is an excess tax cost over value is $92,222,058; net unrealized depreciation for federal income tax purposes is $90,402,563.

5. Subsequent Dividend Declarations
On March 13, 2009, a dividend of $0.35 per share was declared to shareholders payable March 27, 2009 to shareholders of record on March 23, 2009.

6. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	25

Nicholas-Applegate Global Equity & Convertible Income Fund Financial Highlights
For a share outstanding throughout each period:

	Six Months ended February 28, 2009 (unaudited)		For the period September 28, 2007* through August 31, 2008

Net asset value, beginning of period	$18.84		$23.88	**

Net investment income	0.27		0.65

Net realized and change in unrealized loss on investments, call options written and foreign currency transactions	(7.20)		(3.72)

Total from investment operations	(6.93)		(3.07)

Dividends and Distributions to Shareholders from:

Net investment income	(0.44)		(0.60)

Net realized gains	(0.55)		(1.32)

Total dividends and distributions to shareholders	(0.99)		(1.92)

Capital Share Transactions:

Offering costs charged to paid-in capital in excess of par	—		(0.05)

Net asset value, end of period	$10.92		$18.84

Market price, end of period	$8.93		$18.10

Total Investment Return (1)	(46.81)%		(20.67)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)	$76,509		$131,941

Ratio of expenses to average net assets	1.44	%(2)	1.23	%(2)

Ratio of net investment income to average net assets	4.18	%(2)	3.31	%(2)

Portfolio turnover	8%		105%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return of a period of less than one year is not annualized.

(2)	Annualized.

Nicholas-Applegate Global Equity & Convertible Income Fund
26	Semi-Annual Report | 2.28.09 | See accompanying Notes to Financial Statements

Nicholas-Applegate Global Equity & Convertible Income Fund	Annual Shareholder
Meeting Results/
Proxy Voting
Policies &
Procedures
(unaudited)

Annual Shareholder Meeting Results

The Fund held its annual meeting of shareholders on December 16, 2008. Shareholders voted to re-elect Robert E. Connor, Hans W. Kertess and William B. Ogden, IV and to elect Diana L. Taylor as Trustees, as indicated below.

	Affirmative	Withheld Authority

Re-election of Robert E. Connor—Class I to serve until 2011	6,143,813	162,102
Re-election of Hans W. Kertess—Class I to serve until 2011	6,145,813	160,102
Re-election of William B. Ogden, IV—Class I to serve until 2011	6,147,963	157,952
Election of Diana L. Taylor—Class II to serve until 2009	6,149,163	156,752

Messrs. Paul Belica, John C. Maney and R. Peter Sullivan III continue to serve as Trustees.
Mr. John J. Dalessandro II served as a Class III Trustee of the Fund until his death on September 14, 2008.

Proxy Voting Policies & Procedures
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve month period ended June 30 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

| 2.28.09 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report  27

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Trustees and Fund Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John C. Maney	Scott Whisten
Trustee	Assistant Treasurer
William B. Ogden, IV	Richard J. Cochran
Trustee	Assistant Treasurer
R. Peter Sullivan III	Youse E. Guia
Trustee	Chief Compliance Officer
Diana L. Taylor	Kathleen A. Chapman
Trustee	Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Floor
San Diego, California 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Global Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of their common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On January 9, 2009, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2.	CODE OF ETHICS

Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.	EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Global Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date May 4, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date May 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date May 4, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date May 4, 2009